As filed with the Securities and Exchange Commission on April 13, 2006

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 131                       [X]

                                       And

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 131                              [X]

                                DWS ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                    (Address of Principal Executive Offices)

                                 (212) 454-7190
                         (Registrant's Telephone Number)

                                  John Millette
                             Two International Place
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
[X]    on May 12, 2006 pursuant to paragraph (b) of Rule 485
[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485(a)
[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]    on ___________ pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A for DWS Advisor Funds (the "Trust") is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until May 12, 2006, the effectiveness of Post-Effective Amendment No. 124, which was filed with the Commission on December 30, 2005 (Accession No. 0000088053-05-001500) pursuant to paragraph
(a)(1) of Rule 485 under the 1933 Act, which was extended by Post-Effective Amendment No. 129, which was filed with the Commission on March 15, 2006 (Accession No. 0000088053-06-000325) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A and B of Post-Effective Amendment No. 124 are incorporated herein by reference.


                               PART A -- PROSPECTUS

The Prospectuses for the following series of the Trust are incorporated by reference to Part A of Post-Effective Amendment No. 124 to the Trust's Registration Statement filed on December 30, 2005 (Accession No.
0000088053-05-001500):

DWS Core Fixed Income Fund -- Classes A, B, C, R, S, Investment Class and Institutional Class

DWS High Income Plus Fund -- Classes A, B, C, S, Class AARP, Investment Class, Institutional Class and Premier Class

DWS International Select Equity Fund -- Classes A, B, C, R, S, Investment Class, Institutional Class and Premier Class

DWS Lifecycle Long Range Fund -- Investment Class and Institutional Class

DWS Micro Cap Fund -- Classes A, B, C, S, Investment Class and Institutional
Class

DWS RREEF Real Estate Securities Fund -- Classes A, B, C, R, S and Institutional Class

DWS Short Duration Fund -- Classes A, B, C, S and Institutional Class

DWS Short-Term Municipal Bond Fund -- Classes A, B, C, S, Investment Class and Institutional Class

Money Market Fund -- Investment Class


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

The Statements of Additional Information for the following series of the Trust are incorporated by reference to Part B of Post-Effective Amendment No. 124 to the Trust's Registration Statement filed on December 30, 2005 (Accession No. 0000088053-05-001500).

DWS Core Fixed Income Fund -- Classes A, B, C, R, S, Investment Class and Institutional Class

DWS High Income Plus Fund -- Classes A, B, C, S, Class AARP, Investment Class, Institutional Class and Premier Class

DWS International Select Equity Fund -- Classes A, B, C, R, S, Investment Class, Institutional Class and Premier Class

DWS Lifecycle Long Range Fund -- Investment Class and Institutional Class

DWS Micro Cap Fund -- Classes A, B, C, S, Investment Class and Institutional
Class

DWS RREEF Real Estate Securities Fund -- Classes A, B, C, R, S and Institutional Class

DWS Short Duration Fund -- Classes A, B, C, S and Institutional Class

DWS Short-Term Municipal Bond Fund -- Classes A, B, C, S, Investment Class and Institutional Class

Money Market Fund -- Investment Class

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits
--------          --------

                  (a)                Declaration of Trust dated July 21, 1986; (1)

                              (1)    Supplement to Declaration of Trust dated October 20, 1986; (1)

                              (2)    Second Supplement to Declaration of Trust dated May 16, 1988; (1)

                              (3)    Amendment to Declaration of Trust dated August 16, 1996; (31)

                              (4)    Certificate of Amendment dated May 16, 2003; (31)

                              (5)    Amended Establishment and Designation of Series of Shares of Beneficial Interest
                                     dated April 29, 2005; (38)

                              (6)    Amended Establishment and Designation of Series of Shares of Beneficial Interest
                                     dated September 30, 2005; (40)

                              (7)    Instrument of Establishment and Designation of Classes dated December 2,
                                     2005; (40)

                              (8)    Written Instrument Amending the Declaration of Trust dated December 2, 2005; (40)

                  (b)                By-Laws; (1)

                  (c)                Incorporated by reference to Exhibit (b) above;

                  (d)                (i) Investment Advisory Agreement dated July 30, 2002 between International
                                     Equity Portfolio and Deutsche Asset Management, Inc.; (27)
                                     (ii) Investment Sub-Advisory Agreement dated September 30, 2002 among
                                     International Equity Portfolio, Deutsche Asset Management, Inc. and Deutsche
                                     Asset Management Investment Services Limited; (27)
                                     (iii) Investment Advisory Agreement dated July 30, 2002 between BT Investment
                                     Funds and Deutsche Asset Management, Inc.; (32)

                              (1)    Investment Advisory Agreement dated July 30, 2003 between the Registrant and
                                     Deutsche Asset Management, Inc.; (28)

                              (2)    Investment Advisory Agreement dated July 30, 2003 between the BT Investment
                                     Portfolios and Deutsche Asset Management, Inc.; (28)

                              (3)    Investment Advisory Agreement dated July 30, 2003 between Cash Management
                                     Portfolio and Deutsche Asset Management, Inc.; (32)

                              (4)    Investment Advisory Agreement dated July 30, 2002 between Treasury Money
                                     Portfolio and Deutsche Asset Management, Inc.; (28)

                              (5)    Form of Amendment dated December 17, 2004 to the Investment Advisory Agreement dated July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.;
                                     (36)


                                       4

                              (6)    Amendment dated September 19, 2005, to the Investment Advisory Agreement dated
                                     July 30, 2002 between the Registrant and Deutsche Asset Management, Inc.;(40)

                              (7)    Amendment to Investment Advisory Agreement between the Registrant and Deutsche
                                     Asset Management, Inc. on behalf of Scudder Limited-Duration Plus Fund to be filed by amendment;

                  (e)                Distribution Agreement dated August 19, 2002; (24)

                  (f)                Not applicable;

                  (g)                Custodian Agreement dated July 1, 1996; (2)

                              (1)    Custodian Agreement between the Registrant and State Street Bank and Trust
                                     Company, dated April 1, 2003; (28)

                  (h)         (1)    Administration Agreement dated July 1, 2001; (21)

                              (2)    Expense Limitation Agreement dated September 4, 2002; (24)

                              (3)    Fund Accounting Agreement between Investment Company Capital Corp. and Scudder
                                     Fund Accounting Corporation dated June 3, 2002; (28)

                              (4)    Sub-Administration and Sub-Fund Accounting Agreement between Investment Company
                                     Capital Corp., Scudder Fund Accounting and State Street Bank and Trust Company
                                     dated April 1, 2003; (32)

                              (5)    Transfer Agency Agreement dated December 16, 2002 with Scudder Investment
                                     Services Company; (31)

                              (6)    Agency Agreement between Scudder Investments Service Company and DST Systems,
                                     Inc., dated January 15, 2003; (28)

                              (7)    Expense Limitation Agreement dated April 25, 2003; (30)

                              (8)    Expense Limitation Agreement dated August 1, 2003; (32)

                              (9)    Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees
                                     dated October 8, 2004; (35)

                              (10)   Amendment dated November 17, 2004 to Exhibit A of the Expense Limitation
                                     Agreement dated April 25, 2003; (36)

                              (11)   Form of Expense Limitation Agreement dated December 17, 2004 between Scudder
                                     Advisor Funds on behalf of Scudder Mid Cap Growth Fund, Deutsche Asset
                                     Management, Inc. and Investment Company Capital Corp.; (36)

                              (12)   Form of Expense Limitation Agreement dated December 17, 2004 between Scudder
                                     Advisor Funds on behalf of Scudder Small Cap Growth Fund, Deutsche Asset
                                     Management, Inc. and Investment Company Capital Corp.; (36)

                  (i)         (1)    Opinion and Consent of Willkie Farr & Gallagher LLP; (33)

                              (2)    Opinion and Consent of Bingham McCutchen LLP; (30)

                                       5

                              (3)    Opinion and Consent of Willkie Farr & Gallagher LLP relating to Class S and AARP shares; (34)

                              (4)    Opinion and Consent of Bingham McCutchen LLP relating to Class S and AARP shares;
                                     (34)

                              (5)    Opinion and Consent of Counsel to be filed by amendment;

                  (j)                Not applicable;

                  (k)                Not applicable;

                  (1)                Not applicable;

                  (m)                Rule 12b-1 Plan(s); (26)(,) (29)

                  (n)                Rule 18f-3 Plan, as amended; (31)

                  (p)         (1)    Code of Ethics for Deutsche Asset Management, Inc. - U.S., dated January 1, 2005;
                                     (36)

                              (2)    Consolidated Fund Code of Ethics; (40)

                  (q)                Powers of Attorney. (37)

--------------------

(1) Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-lA ("Registration Statement") as filed with the Securities and Exchange ("Commission") on July 31, 1995.

(2)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  44  to
         Registrant's Registration Statement as filed with the Commission on July 1, 1997.

(3)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  46  to
         Registrant's Registration Statement as filed with the Commission on January 28, 1998.

(4)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  55  to
         Registrant's Registration Statement as filed with the Commission on November 25, 1998.

(5)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  56  to
         Registrant's Registration Statement as filed with the Commission on January 28, 1999.

(6)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  57  to
         Registrant's Registration Statement as filed with the Commission on February 8, 1999.

(7)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  29  to
         Registrant's Registration Statement as filed with the Commission on November 8, 1993.

(8)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  60  to
         Registrant's Registration Statement as filed with the Commission on March 15, 1999.

(9)      Incorporated  by  reference  to  Post-Effective  Amendment  No.  63  to
         Registrant's Registration Statement as filed with the Commission on July 29, 1999.

(10)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  64  to
         Registrant's Registration Statement as filed with the Commission on October 22, 1999.

(11)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  66  to
         Registrant's Registration Statement as filed with the Commission on December 23, 1999.

(12)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  67  to
         Registrant's Registration Statement as filed with the Commission on January 28, 2000.

(13)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  68  to
         Registrant's Registration Statement as filed with the Commission on April 28, 2000.

(14) Incorporated by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.

(15)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  70  to
         Registrant's Registration Statement as filed with the Commission on June 26, 2000.

(16)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  73  to
         Registrant's Registration Statement as filed with the Commission on August 31, 2000.

(17)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  74  to
         Registrant's Registration Statement as filed with the Commission on September 29, 2000.

(18)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  78  to
         Registrant's Registration Statement as filed with the Commission on January 29, 2001.

(19) Incorporated by reference to Post Effective Amendment No. 81 to Registrant's Registration Statement as filed with the Commission on March 30, 2001.

(20) Incorporated by reference to Post Effective Amendment No. 82 to Registrant's Registration Statement as filed with the Commission on April 30, 2001.

(21)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  84  to
         Registrant's Registration Statement as filed with the Commission on June 29, 2001.

(22)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  86  to
         Registrant's Registration Statement as filed with the Commission on January 28, 2002.

(23)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  94  to
         Registrant's Registration Statement as filed with the Commission on September 30, 2002.

(24)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  95  to
         Registrant's Registration Statement as filed with the Commission on November 27, 2002.

(25)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  97  to
         Registrant's Registration Statement as filed with the Commission on January 31, 2003.

(26)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  98  to
         Registrant's Registration Statement as filed with the Commission on February 3, 2003.

(27)     Incorporated  by  reference  to  Post-Effective  Amendment  No.  99  to
         Registrant's Registration Statement as filed with the Commission on February 28, 2003.

(28) Incorporated by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement as filed with the Commission on April 30, 2003.

(29) Incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement as filed with the Commission on October 1, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement as filed with the Commission on January 30, 2004.

(31) Incorporated by reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement as filed with the Commission on February 27, 2004.

(32) Incorporated by reference to Post-Effective Amendment No. 107 to Registrant's Registration Statement as filed with the Commission on April 29, 2004.

(33) Incorporated by reference to Post-Effective Amendment No. 103 to Registrant's Registration Statement as filed with the Commission on July 25, 2003.

(34) Incorporated by reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement as filed with the Commission on August 31, 2004.

(35) Incorporated by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement as filed with the Commission on December 3, 2004.

(36) Incorporated by reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement as filed with the Commission on February 1, 2005.

(37) Incorporated by reference to Post-Effective Amendment No. 118 to Registrant's Registration Statement as filed with the Commission on April 29, 2005.

(38) Incorporated by reference to Post-Effective Amendment No. 120 to Registrant's Registration Statement as filed with the Commission on July 1, 2005.

(39) Incorporated by reference to Post-Effective Amendment No. 122 to Registrant's Registration Statement as filed with the Commission on August 1, 2005.

(40) Incorporated by reference to Post-Effective Amendment No. 125 to Registrant's Registration Statement as filed with the Commission on January 27, 2006.

Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification
--------          ---------------

                  Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, "DeAM"), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute  about,  any  insurance  claim  under,  or  actual  or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Michael L. Gallagher           Director and President                    None
         222 South Riverside Plaza
         Chicago, IL 60606

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      President
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and Vice President               None
         345 Park Avenue
         New York, NY 10154

         Michael Concannon              Chief Financial Officer and Treasurer     None
         345 Park Avenue
         New York, NY 10154

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Katie Rose                     Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154


                                       10

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance Officer AML Compliance Officer
         345 Park Avenue
         New York, NY 10154

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606


         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

DWS Advisor Funds:                                    Deutsche Asset Management
(Registrant)                                          345 Park Avenue
                                                      New York, NY 10154

Deutsche Asset Management, Inc.:                      345 Park Avenue
(Investment Advisor)                                  New York, NY 10154

Investment Company Capital Corp.:                     One South Street
(Administrator)                                       Baltimore, MD 21202

DWS Scudder Investments Service Company:              222 South Riverside Plaza
(Transfer Agent)                                      Chicago, IL 60606

DWS Scudder Distributors, Inc.:                       222 South Riverside Plaza
(Distributor)                                         Chicago, IL 60606

State Street Bank and Trust Company:                  225 Franklin Street
(Custodian)                                           Boston, MA 02110

DST Systems, Inc.:                                    127 West 10th Street
(Sub-Transfer Agent and                               Kansas City, MO 64105
Sub-Dividend Distribution Agent)

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Not applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of April 2006.

                                               DWS ADVISOR FUNDS

                                               By: /s/Michael Colon
                                                   ----------------------------
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                 TITLE                                        DATE
---------                                 -----                                        ----

/s/Michael Colon
-------------------------------------
Michael Colon                              President                                    April 13, 2006

/s/Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer and Treasurer        April 13, 2006

/s/Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Trustee                                      April 13, 2006

/s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      April 13, 2006

/s/Graham E. Jones
-------------------------------------
Graham E. Jones*                           Trustee                                      April 13, 2006

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      April 13, 2006

/s/Philip Saunders, Jr.
-------------------------------------
Philip Saunders, Jr.*                      Trustee                                      April 13, 2006

/s/William N. Searcy, Jr.
-------------------------------------
William N. Searcy, Jr.*                    Trustee                                      April 13, 2006


/s/William N. Shiebler
-------------------------------------
William N. Shiebler*                       Trustee                                      April 13, 2006

*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement, as filed on April 29, 2005.